intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 12,185	$ 9,910
Goodwill, net	7,281	7,160
Total	$ 19,466	$ 17,070
Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Period over which management has projected cash flows	3 years	3 years
TELUS technology solutions
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 12,185
Goodwill, net	5,367
Total	$ 17,552
TELUS technology solutions | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Discount rates applied to cash flow projections	6.60%
Growth rates applied to cash flow projections	1.95%
Digitally-led customer experiences - TELUS International
Intangible assets and goodwill
Goodwill, net	$ 1,914
Total	$ 1,914
Digitally-led customer experiences - TELUS International | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Discount rates applied to cash flow projections	9.00%
Growth rates applied to cash flow projections	3.00%	3.00%
Wireless
Intangible assets and goodwill
Intangible assets with indefinite lives		$ 9,910
Goodwill, net		2,890
Total		$ 12,800
Wireless | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Discount rates applied to cash flow projections		7.00%
Growth rates applied to cash flow projections		2.00%
Wireline
Intangible assets and goodwill
Goodwill, net		$ 4,270
Total		$ 4,270
Wireline | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Discount rates applied to cash flow projections		7.00%
Growth rates applied to cash flow projections		2.00%
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years